Note 6 - Allowance for Loan Losses and Credit Quality Information - Financial Effects of Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of Contracts	16	19
Pre- modification Outstanding Recorded Investment	$ 2,232	$ 1,286
Post- modification Outstanding Recorded Investment	$ 2,235	$ 1,221
Residential Portfolio Segment [Member]
Number of Contracts	2	3
Pre- modification Outstanding Recorded Investment	$ 217	$ 282
Post- modification Outstanding Recorded Investment	$ 220	$ 514
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Number of Contracts	1	0
Pre- modification Outstanding Recorded Investment	$ 54	$ 0
Post- modification Outstanding Recorded Investment	$ 54	$ 0
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Number of Contracts	2	0
Pre- modification Outstanding Recorded Investment	$ 1,518	$ 0
Post- modification Outstanding Recorded Investment	$ 1,518	$ 0
Consumer Portfolio Segment [Member]
Number of Contracts	10	15
Pre- modification Outstanding Recorded Investment	$ 373	$ 588
Post- modification Outstanding Recorded Investment	$ 373	$ 591
Commercial Portfolio Segment [Member]
Number of Contracts	1	1
Pre- modification Outstanding Recorded Investment	$ 70	$ 416
Post- modification Outstanding Recorded Investment	$ 70	$ 116